NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Financing activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net debt as at 1 January	¥ 103,278,225	¥ 112,321,674
Financing cash flows	(12,806,772)	(14,549,281)
New leases and modification of contract	6,269,450	7,361
Foreign exchange adjustments	174,134	(310,330)
Other changes	(12,806,772)	(14,549,281)
Non-cash financing activities	3,699,116	(4,923,568)
Transfer between bank deposits and overdrafts	899,955	899,955
Net debt as at 31 December	99,365,930	103,278,225
Borrowings.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net debt as at 1 January	62,852,639	60,074,053
Financing cash flows	(11,477,586)	2,909,944
Foreign exchange adjustments	30,537	(131,358)
Other changes	(11,477,586)	2,909,944
Net debt as at 31 December	51,344,516	62,852,639
Medium-term notes and bonds, including current portion
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net debt as at 1 January	21,386,635	33,086,852
Financing cash flows	3,276,882	(11,689,958)
Foreign exchange adjustments	143,597	(178,972)
Other changes	3,276,882	(11,689,958)
Non-cash financing activities	143,080	(168,713)
Net debt as at 31 December	24,663,000	21,386,635
Leases
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net debt as at 1 January	7,086,151	8,369,262
Financing cash flows	(639,675)	(1,748,202)
New leases and modification of contract	6,269,450	7,361
Other changes	(639,675)	(1,748,202)
Non-cash financing activities	(121,471)	(472,452)
Net debt as at 31 December	12,594,455	7,086,151
Other payables arising from financing activities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net debt as at 1 January	11,052,845	10,791,507
Financing cash flows	(3,966,393)	(4,021,065)
Other changes	(3,966,393)	(4,021,065)
Non-cash financing activities	3,677,507	(4,282,403)
Net debt as at 31 December	10,763,959	11,052,845
Sub Total
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net debt as at 1 January	102,378,270	112,321,674
Financing cash flows	(12,806,772)	(14,549,281)
New leases and modification of contract	6,269,450	7,361
Foreign exchange adjustments	174,134	(310,330)
Other changes	(12,806,772)	(14,549,281)
Non-cash financing activities	3,699,116	(4,923,568)
Net debt as at 31 December	99,365,930	102,378,270
Cash/bank Overdraft
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net debt as at 1 January	899,955
Transfer between bank deposits and overdrafts	¥ 899,955	899,955
Net debt as at 31 December		¥ 899,955